Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial Instruments

Note 20 – Financial Instruments

Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management practice was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group’s operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

A.	Risk management

1.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables. The Group restricts exposure to credit risk by investing only in bank deposits. Exposure to credit risk

The Group held cash and cash equivalents and short-term deposits of USD 6,684 thousand at December 31, 2018 (2017 – USD 7,435). These are held with banks, which are rated A2, based on Moody’s Rating Agency ratings. The short-term deposits, mainly in USD, bear fixed interest ranging between 0.02% - 2.87%.

The carrying amount of cash and cash equivalents and short-term deposits approximate their fair value.

2.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing returns.

Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in dollars and euros. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the NIS and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2018:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	15	38	754	(38)	(15)
Other current assets	3	7	135	(7)	(3)
Accounts payable	(6)	(16)	(312)	16	6
Other payables	(29)	(71)	(1,425)	71	29
Post-employment benefit liabilities	(5)	(12)	(235)	12	5
Total income (loss)	(22)	(54)		54	22

B.	Fair value hierarchy of financial instruments measured at fair value:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants (see Note 9D(1))	-	-	554	554

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants (see Note 9D(2))	-	-	2,012	2,012
Put option to Taoz (see Note 5B)	-	-	1,030	1,030
	-	-	3,042	3,042

Details regarding fair value measurement at Level 3:

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

As of December 31, 2018
Warrants	Black - Scholes	expected term	4.9 years
		expected volatility	97.29%
		annual risk free interest	2.51%
		dividend yield	0%
As of December 31, 2017
Warrants	Black - Scholes	expected term	5.5 years
		expected volatility	81.66%
		annual risk free interest	1.94%
		dividend yield	0%

Investment and Put option to Taoz	Monte–Carlo Simulation	Valuation at milestone (USD thousand)	12,000 – 17,000
		Share Price (USD)	812 – 1,150
		Probability of reaching milestone (%)	50%
		Risk free interest rate (%)	1.71% - 1.97%
		expected volatility	74.96%